Non-Cash Share-Based Compensation - Summary of Changes in Company's Ordinary Shares (Details) - Performance and Service Based	6 Months Ended
Jun. 30, 2020 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance as of December 31, 2019 | shares	7,406,401
Number of Shares, Granted | shares	0
Number of Shares, Vested | shares	(720,035)
Number of Shares, Forfeited | shares	(165,414)
Number of Shares, Unvested balance as of June 30, 2020 | shares	6,520,952
Weighted Average Grant Date Fair Value, Unvested balance as of December 31, 2019 | $ / shares	$ 0.62
Weighted Average Grant Date Fair Value, Granted | $ / shares	0.00
Weighted Average Grant Date Fair Value, Vested | $ / shares	0.52
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	0.69
Weighted Average Grant Date Fair Value, Unvested balance as of June 30, 2020 | $ / shares	$ 0.58